Consolidated Statements of Changes in Members’ Capital (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements Of Changes In Members Capital
Series C preferred equity holders	$ 642	$ 533